Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Trade accounts payable.
Suppliers and contractors		$ 223,153	$ 123,330	$ 107,507
Customer advances		46,377	58,512	91,841
Statutory employee profit sharing		56,760	31,365	4,700
Trade accounts payable	$ 16,757	$ 326,290	$ 213,207	$ 204,048